Subsequent Events	3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2023	Sep. 30, 2023	May 31, 2023	Dec. 31, 2022
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Other than disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On October 20, 2023, the Company elected to extend the date by which it has to consummate an initial Business Combination by one additional month from October 20, 2023 to November 20, 2023 (the “Extension”), as permitted under the Company’s Amended and Restated Certificate of Incorporation. The Extension provides the Company with additional time to complete its previously announced initial Business Combination with Unique Logistics International, Inc. (“Unique Logistics”). In connection with the Extension, the Company has deposited $49,521 into the Company’s the Trust Account for its public stockholders which enables the Company to effectuate the Extension.

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheets date up to the date that the financial statements were issued. Based upon this review, other than stated below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 11, 2023, the Company, received a notification letter from the Listing Qualifications Staff of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that, since the Company has not yet held an annual meeting of shareholders within twelve months of the end of its December 31, 2021 fiscal year, it is out of compliance with the Nasdaq rules for continued listing (Listing Rules 5620(a) and 5810(c)(2)(G)). The notification letter has no immediate effect on the listing of the Company’s securities on the Nasdaq Capital Market.

The Company expects to file a definitive proxy statement in the coming weeks for an annual meeting to be held in February 2023 to regain compliance with the applicable Nasdaq Listing Rules.

On January 19, 2023, the Company reinvested $17,497,468 of funds previously held in the trustee’s cash operating account as of December 31, 2022 into money market funds.

Unique Logistics International, Inc. [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

8. SUBSEQUENT EVENTS

On February 21, 2023, as part of the acquisition of operating subs from ULHL, the Company issued three promissory notes, as amended, with an original principal amount of $2,500,000 (the “Net Assets Note”), $2,000,000 (the “Second Net Assets Note”), and $2,000,000 (the “Taiwan Note”).

On October 3, 2023, the Company and ULHL agreed to cancel, replace and supersede the Net Assets Note and the Taiwan Note, each in their entirety, in favor of a newly issued promissory note as of the same date (the “New Note”). The New Note includes the remaining balances of the Net Assets Note and the Taiwan Note, with an additional loan in the principal amount of $1,100,000 for an aggregate principal amount of $4,500,000. The New Note matures on March 31, 2025, and has an interest rate of 15% per annum.

On October 9, 2023, the Company amended the Second Net Assets Note (the “Amended Second Net Assets Note” together with the New Note, the “Notes”), which extended the maturity date thereof from February 21, 2024, to March 31, 2025. The Amended Second Net Assets Note includes simple interest that shall begin to accrue on February 21, 2024, at the rate of fifteen percent (15%) per annum until such time as the principal amount is paid in full.

On October 23, 2023, the Company entered into a waiver agreement with CB Agent Services LLC, origination agent and Alter Domus (US) LLC, administrative agent to waive Section 7.01(c) of the financing agreement for the fiscal quarter ending August 31, 2023, default existing as of this date and specifically listed in the waiver agreement. The waiver is effective only in this specific instance and for the specific purpose set forth in the agreement and does not allow for any other or further departure from the terms and conditions of the Financing Agreement or any other loan document, which terms and conditions shall continue in full force and effect.

14. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the consolidated financial statements were available to be issued. Based on this evaluation, the Company has identified no reportable subsequent events other than those disclosed elsewhere in these consolidated financial statements.

On June 30, 2023, the Company borrowed on the delayed draft term loan amount of $5,263,158, ($5,000,000 principal and $263,158 related to the upfront fees), with interest rate based on 3 months SOFR Rate Loans. The outstanding principal amount of (i) the Initial Term Loan shall be repayable (1) on August 31, 2023 and November 30, 2023, in an amount equal to 1.25% of the principal amount of the Initial Term Loan, (2) on February 29, 2024, May 31, 2024, August 31, 2024 and November 30, 2024, in an amount equal to 2.50% of the principal amount of the Initial Term Loan and (3) on February 28, 2025, May 31, 2025, August 31, 2025, November 30, 2025, and February 28, 2026 in an amount equal to 3.75% of the principal amount of the Initial Term Loan and (ii) any funded Delayed Draw Term Loan shall be repayable (1) on August 31, 2023 and November 30, 2023, in an amount equal to 1.25% of the funded principal amount of such Delayed Draw Term Loan, (2) on February 29, 2024, May 31, 2024, August 31, 2024 and November 31 2024, in an amount equal to 2.50% of the funded principal amount of such Delayed Draw Term Loan and (3) on February 28, 2025, May 31, 2025, August 31, 2025, November 30, 2025 and February 28, 2026, in an amount equal to 3.75% of the funded principal amount of such Delayed Draw Term Loan.

The proceeds of the above borrowing shall be used to pay a portion of the purchase price under the SPA. On June 30, 2023, the Company paid off the remaining amount of $4,250,000 of the Promissory Note 3 to ULHK (see Note 2, Acquisitions and Equity Method Investments) including associated interest.

On June 1, 2023, the Company received an approval by the Investment Commission of the Ministry of Economic Affairs of Taiwan to the application (No.: Wai-18976) filed by Unique Logistics International, Inc. for the purchase and for the transfer of the total 500,000 shares of Unique Logistics International Co., Ltd. or 50% of the Company’s share capital. Promissory Note 6, issued to ULHK in connection with the acquisition of ULHK ownership in this Taiwan entity on February 21, 2023 (see Note 2, Acquisitions and Equity Method Investments), $2,000,000 is due and payable 15 days after the receipt of an approval of this transfer by the Taiwan government. On August 1, 2023, Promissory Note 6 was amended to extend maturity date to July 31, 2024, with all other terms unchanged.

On September 8, 2023, the Company agreed with ULHK to amend Promissory Note 7 issued in connection with the acquisition of ULHK ownership in Vietnam entity on February 21, 2023 (see Note 2, Acquisitions and Equity Method Investments), where $1,000,000 is due and payable on June 30, 2023, or the 15 days after the receipt of an approval of this transfer by the Vietnam government, whichever is the latest. The approvals have not yet been received and this note has not yet become payable. The date of extension was agreed to twelve months after receipt of the Vietnam approvals.

On July 7, 2023, the Company and ULHK amended Promissory Note 8, in the principal amount of $2,500,000 having an interest rate of 15% and original due date of June 30, 2023, to a new maturity date of October 31, 2023, with all other terms unchanged. This Promissory Note was issued in respect of the purchase price adjustment provided for under the SPA.

On July 20, 2023, The Company (“Borrower”) entered into a Revolving Credit Facility (“Agreement”) with TBK Bank, SSB, a Texas State Savings Bank (“Lender”). The Agreement provides for a facility under which the Lender will, from time to time, make Advances under the Revolving Credit Facility to the Borrower in such amounts as Borrower may request, but not to exceed $25,000,000. This agreement replaced the previous loan agreement with TBK Bank, SSB which expired on May 31, 2023. The proceeds of the Revolving Credit Facility will be used by the Borrower (i) for fees and expenses incurred in connection with the consummation of the agreement and the transactions contemplated thereby, (ii) for Borrower’s legitimate working capital requirements or purposes, and (iii) to satisfy the indebtedness, obligations and liabilities of the Borrower to Lender under or pursuant to the Existing Loan Agreement. The Agreement is set to mature on May 31, 2025.

On June 9, 2023, the Company and Edify issued a press release announcing that Edify has filed a registration statement on form S-4 in connection with the Merger. On December 18, 2022, Unique Logistics International, a Nevada corporation (the “Company”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among Edify Acquisition Corp., a Delaware corporation (“Edify”), Edify Merger Sub, Inc., a Nevada corporation and a wholly-owned subsidiary of Edify (“Merger Sub”), and the Company. The Merger Agreement and the transactions contemplated thereby (the “Transactions”) were approved by the board of directors of each of the Company, Edify, and Merger Sub. The Merger Agreement provides, among other things, that Merger Sub will merge with and into the Company, with the Company as the surviving corporation (the “Surviving Corporation”) in the merger and, after giving effect to such merger, the Company shall be a wholly-owned subsidiary of Edify (the “Merger”).

Previously, the Company entered into an Agreement and Plan of Merger on December 18, 2022 (the “Merger Agreement”) by and among Edify Acquisition Corp., a Delaware corporation (“Edify”), Edify Merger Sub, Inc., a Nevada corporation and a wholly-owned subsidiary of Edify (“Merger Sub”), and the Company. The Merger Agreement and the transactions contemplated thereby were approved by the board of directors of each of the Company, Edify, and Merger Sub. The Merger Agreement provides, among other things, that Merger Sub will merge with and into the Company, with the Company as the surviving corporation in the merger and, after giving effect to such merger, the Company shall be a wholly-owned subsidiary of Edify (the “Merger”). On June 9, 2023, the Company and Edify issued a press release announcing that Edify had filed a registration statement on form S-4 in connection with the Merger. On July 23, 2023, the Parties entered into a First Amendment to Merger Agreement, dated July 19, 2023, to update the Termination Date of the Merger Agreement to January 20, 2024.

On September 13, 2023, the Company entered into a waiver agreement with CB Agent Services LLC, origination agent and Alter Domus (US) LLC, administrative agent to permanently waive all existing as of May 31, 2023, events of default existing as of this date and specifically listed in the waiver agreement. The waiver is effective only in this specific instance and for the specific purpose set forth in the agreement and does not allow for any other or further departure from the terms and conditions of the Financing Agreement or any other loan document, which terms and conditions shall continue in full force and effect.